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                          DIRECTOR M ACCESS (SERIES I)

                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-119423

   SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

HARTFORD HIGH YIELD HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(*) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

HARTFORD FOCUS HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted.

THE MINIMUM TOTAL ANNUAL FUND OPERATING EXPENSE REFLECTED IN THE TABLE IMMEDIATELY PRECEDING THE ANNUAL FUND OPERATING EXPENSES TABLE IN YOUR PROSPECTUS IS DELETED AND REPLACED WITH 0.32%.

HARTFORD INDEX HLS FUND: The information for this Fund in the Annual Fund Operating Expenses table and its corresponding footnote are deleted and replaced with the following information:

                                          12B-1                                TOTAL                                   TOTAL NET
                                      DISTRIBUTION                            ANNUAL           CONTRACTUAL FEE          ANNUAL
                                         AND/OR                                FUND              WAIVERS OR              FUND
                    MANAGEMENT          SERVICING           OTHER            OPERATING             EXPENSE             OPERATING
FUND                   FEES               FEES            EXPENSES           EXPENSES          REIMBURSEMENTS          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Index        0.30%(i)              N/A              0.02%              0.32%                 N/A                 0.32%
 HLS Fund --
 Class IA

(i) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this Fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

HARTFORD EQUITY INCOME HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted.

HARTFORD MONEY MARKET HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(ii) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6008